Donations and Community Investments	12 Months Ended
Dec. 31, 2023
Disclosure of Donations and Community Investments [Abstract]
Donations and Community Investments
9.	Donations and Community Investments

	Years Ended December 31

(in thousands)	2023	2022

Local donations and community investments 1	$2,649	$2,333

Partner donations and community investments 2	4,612	3,798

COVID-19 and community support and response fund 3	-	165

Total donations and community investments	$7,261	$6,296

1)	The Local Community Investment Program supports organizations in Vancouver and the Cayman Islands, where Wheaton’s offices are located.

2)	The Partner Community Investment Program supports the communities influenced by Mining Partners’ operations.

3)	Committed funding under this program has been fully disbursed.